10. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity
	Available	Options	Weighted Average
	for Grant	Outstanding	Exercise Price
Balance, December 31, 2012	4,700,000	2,000,000	0.46
Granted	–	–	–
Forfeited	1,000,000	(1,000,000)	0.17
Balance, December 31, 2013	5,700,000	1,000,000	0.73
Granted	(3,770,000)	3,770,000	0.17
Forfeited	–	–	–
Balance, December 31, 2014	1,930,000	4,770,000	0.29
Granted	–	–
Forfeited	1,100,000	(1,100,000)	0.25
Balance, December 31, 2015	3,030,000	3,670,000
Balance exercisable, December 31, 2015		3,670,000	$0.30

Outstanding and exercisable common stock options
		Remaining	Weighted	Number of
Range of	Number of	Contractual	Average	Options
Exercise	Options	Life	Exercise	Currently
Prices	Outstanding	(in Years)	Price	Exercisable
$0.07	200,000	6.5	$0.07	200,000
$0.13	25,000	4.9	$0.13	25,000
$0.14	2,870,000	8.2	$0.14	2,870,000
$0.20	25,000	4.9	$0.20	25,000
$0.40	25,000	4.9	$0.40	25,000
$0.60	25,000	4.9	$0.60	25,000
$0.61	200,000	1.20	$0.61	200,000
$0.74	100,000	2.6	$0.74	100,000
$2.29	200,000	0.6	$2.29	200,000
	3,670,000			3,670,000